The Gabelli Dividend & Income Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.7%
Aerospace  — 1.5%
146,500 Aerojet Rocketdyne Holdings Inc. ...... $ 6,380,075
14,000 HEICO Corp. ..................... 1,846,180
70,000 Howmet Aerospace Inc. ............. 2,184,000
25,000 Kaman Corp. .................... 891,750
68,000 Rockwell Automation Inc. ........... 19,994,720
1,240,000 Rolls-Royce Holdings plc† ........... 2,341,426
38,800 The Boeing Co.† .................. 8,533,672
42,171,823
Agriculture  — 0.0%
5,000 Corteva Inc. ..................... 210,400
Automotive  — 0.5%
50,000 Ford Motor Co.† .................. 708,000
169,000 General Motors Co.† ............... 8,907,990
76,000 PACCAR Inc. .................... 5,997,920
12,000 Traton SE ....................... 308,584
15,922,494
Automotive: Parts and Accessories  — 2.4%
67,676 Aptiv plc† ...................... 10,081,694
237,932 Dana Inc. ....................... 5,291,607
85,000 Garrett Motion Inc.† ............... 626,450
295,000 Genuine Parts Co. ................. 35,762,850
6,000 Lear Corp. ...................... 938,880
20,000 O'Reilly Automotive Inc.† ............ 12,221,200
160,000 Tenneco Inc., Cl. A† ............... 2,283,200
7,000 Visteon Corp.† ................... 660,730
67,866,611
Aviation: Parts and Services  — 0.5%
61,000 L3Harris Technologies Inc. ........... 13,434,640
Broadcasting  — 1.0%
210,000 Grupo Televisa SAB, ADR ............ 2,305,800
52,121 Liberty Broadband Corp., Cl. C† ....... 9,001,297
15,000 Liberty Global plc, Cl. A† ............ 447,000
340,070 Liberty Global plc, Cl. C† ............ 10,018,462
100,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 4,747,000
90,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,851,200
29,370,759
Building and Construction  — 1.6%
12,000 Arcosa Inc. ...................... 602,040
22,000 Carrier Global Corp. ............... 1,138,720
79,000 Fortune Brands Home & Security Inc. ... 7,064,180
107,475 Herc Holdings Inc.† ................ 17,567,863
205,700 Johnson Controls International plc ..... 14,004,056
11,200 Sika AG ........................ 3,566,887
Shares
Market
Value
6,200 United Rentals Inc.† ............... $ 2,175,766
46,119,512
Business Services  — 2.9%
49,000 Diebold Nixdorf Inc.† .............. 495,390
5,000 HP Inc. ........................ 136,800
7,000 IHS Markit Ltd. ................... 816,340
12,000 Jardine Matheson Holdings Ltd. ....... 636,480
50,000 JCDecaux SA† ................... 1,328,628
370,000 Macquarie Infrastructure Holdings LLC .. 15,007,200
161,500 Mastercard Inc., Cl. A .............. 56,150,320
30,003 Steel Partners Holdings LP† .......... 852,835
25,000 Stericycle Inc.† ................... 1,699,250
28,600 Visa Inc., Cl. A ................... 6,370,650
83,493,893
Cable and Satellite  — 1.5%
14,500 AMC Networks Inc., Cl. A† ........... 675,555
2,445 Charter Communications Inc., Cl. A† .... 1,778,884
15,000 Cogeco Inc. ..................... 1,068,214
416,000 Comcast Corp., Cl. A ............... 23,266,880
192,090 DISH Network Corp., Cl. A† .......... 8,348,231
8,000 EchoStar Corp., Cl. A† .............. 204,080
2,622 Liberty Latin America Ltd., Cl. A† ...... 34,296
53,621 Liberty Latin America Ltd., Cl. C† ...... 703,508
95,000 Rogers Communications Inc., Cl. B ..... 4,430,800
90,000 WideOpenWest Inc.† ............... 1,768,500
42,278,948
Communications Equipment  — 0.2%
6,000 Arista Networks Inc.† .............. 2,061,840
76,000 Corning Inc. ..................... 2,773,240
5,000 QUALCOMM Inc. ................. 644,900
5,479,980
Computer Hardware  — 1.0%
198,600 Apple Inc. ...................... 28,101,900
17,500 Micron Technology Inc. ............. 1,242,150
13,000 NCR Corp.† ..................... 503,880
29,847,930
Computer Software and Services  — 8.0%
16,000 Activision Blizzard Inc. .............. 1,238,240
18,800 Adobe Inc.† ..................... 10,823,536
1,000 Alibaba Group Holding Ltd., ADR† ..... 148,050
4,439 Alphabet Inc., Cl. A† ............... 11,867,755
23,025 Alphabet Inc., Cl. C† ............... 61,368,763
8,445 Amazon.com Inc.† ................ 27,742,163
34,300 Applied Materials Inc. .............. 4,415,439
24,000 Black Knight Inc.† ................. 1,728,000
4,000 Check Point Software Technologies Ltd.† . 452,160
20,000 Cisco Systems Inc. ................ 1,088,600
51,000 Cloudflare Inc., Cl. A† .............. 5,745,150
24,000 CrowdStrike Holdings Inc., Cl. A† ...... 5,898,720

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
20,000 CyrusOne Inc., REIT ............... $ 1,548,200
30,000 eBay Inc. ....................... 2,090,100
60,000 FireEye Inc.† .................... 1,068,000
4,000 Fiserv Inc.† ..................... 434,000
500,000 Hewlett Packard Enterprise Co. ........ 7,125,000
46,897 Limelight Networks Inc.† ............ 111,615
1,000 McAfee Corp., Cl. A ................ 22,110
208,849 Microsoft Corp. .................. 58,878,710
4,000 MKS Instruments Inc. .............. 603,640
75,000 N-Able Inc.† ..................... 930,750
85,000 Otonomo Technologies Ltd.† ......... 406,300
4,500 SAP SE, ADR .................... 607,680
10,400 ServiceNow Inc.† ................. 6,471,608
15,300 Snowflake Inc., Cl. A† .............. 4,627,179
87,031 SolarWinds Corp. ................. 1,456,028
35,000 Trimble Inc.† .................... 2,878,750
3,000 Unity Software Inc.† ............... 378,750
8,000 Vimeo Inc.† ..................... 234,960
8,000 VMware Inc., Cl. A† ................ 1,189,600
101,500 ZoomInfo Technologies Inc., Cl. A† ..... 6,210,785
229,790,341
Consumer Products  — 4.1%
150,000 Authentic Equity Acquisition Corp.† .... 1,504,500
30,000 Church & Dwight Co. Inc. ........... 2,477,100
413,000 Edgewell Personal Care Co. .......... 14,991,900
276,000 Energizer Holdings Inc. ............. 10,777,800
99,000 Hanesbrands Inc. ................. 1,698,840
16,000 Kimball International Inc., Cl. B ........ 179,200
3,000 Kimberly-Clark Corp. ............... 397,320
3,000 Newell Brands Inc. ................ 66,420
5,000 Spectrum Brands Holdings Inc. ....... 478,350
8,225,000 Swedish Match AB ................ 72,024,182
9,000 The Estee Lauder Companies Inc., Cl. A .. 2,699,370
74,000 The Procter & Gamble Co. ........... 10,345,200
117,640,182
Consumer Services  — 1.1%
22,000 Ashtead Group plc ................ 1,673,633
13,000 Blink Charging Co.† ............... 371,930
69,900 Facebook Inc., Cl. A† ............... 23,723,361
300,000 Qurate Retail Inc., Cl. A ............. 3,057,000
80,000 Terminix Global Holdings Inc.† ........ 3,333,600
7,000 Travel + Leisure Co. ................ 381,710
15,000 Vroom Inc.† ..................... 331,050
32,872,284
Diversified Industrial  — 3.4%
5,000 American Outdoor Brands Inc.† ....... 122,800
46,284 Ampco-Pittsburgh Corp.† ........... 217,535
37,000 Ardagh Group SA ................. 943,130
Shares
Market
Value
93,000 Bouygues SA .................... $ 3,867,383
1,000 Crane Co. ....................... 94,810
22,700 Eaton Corp. plc ................... 3,389,337
36,000 Emerson Electric Co. ............... 3,391,200
8,750 General Electric Co. ................ 901,513
200,000 Griffon Corp. .................... 4,920,000
198,000 Honeywell International Inc. .......... 42,031,440
51,000 ITT Inc. ........................ 4,377,840
12,000 Li-Cycle Holdings Corp.† ............ 140,400
10,000 nVent Electric plc ................. 323,300
15,000 Pentair plc ...................... 1,089,450
8,000 Proto Labs Inc.† .................. 532,800
5,000 Sulzer AG ....................... 478,566
335,000 Textron Inc. ..................... 23,386,350
19,500 The Sherwin-Williams Co. ........... 5,454,735
300,000 Toray Industries Inc. ............... 1,930,545
36,000 Trinity Industries Inc. ............... 978,120
15,000 Vantage Towers AG ................ 509,442
99,080,696
Electronics  — 3.3%
18,300 Analog Devices Inc. ................ 3,064,884
29,000 ChargePoint Holdings Inc.† .......... 579,710
50,000 Flex Ltd.† ....................... 884,000
139,000 Intel Corp. ...................... 7,405,920
160,000 Resideo Technologies Inc.† .......... 3,966,400
426,000 Sony Group Corp., ADR ............. 47,107,080
38,000 TE Connectivity Ltd. ............... 5,214,360
78,500 Texas Instruments Inc. ............. 15,088,485
18,600 Thermo Fisher Scientific Inc. ......... 10,626,738
2,000 Universal Display Corp. ............. 341,920
94,279,497
Energy and Utilities: Electric  — 0.6%
11,000 ALLETE Inc. ..................... 654,720
5,000 American Electric Power Co. Inc. ...... 405,900
29,000 Electric Power Development Co. Ltd. .... 421,340
189,000 Evergy Inc. ...................... 11,755,800
12,000 Pinnacle West Capital Corp. .......... 868,320
60,000 The AES Corp. ................... 1,369,800
7,000 WEC Energy Group Inc. ............. 617,400
16,093,280
Energy and Utilities: Integrated  — 1.4%
140,000 Avangrid Inc. .................... 6,804,000
22,000 Chubu Electric Power Co. Inc. ........ 261,225
20,000 Endesa SA ...................... 403,569
228,000 Enel SpA ....................... 1,756,554
50,000 Eversource Energy ................ 4,088,000
23,000 Hawaiian Electric Industries Inc. ....... 939,090
410,000 Hera SpA ....................... 1,679,329
10,000 Hokkaido Electric Power Co. Inc. ...... 48,070
45,000 Iberdrola SA, ADR ................. 1,810,800

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Integrated (Continued)
115,000 Korea Electric Power Corp., ADR ...... $ 1,135,050
26,000 Kyushu Electric Power Co. Inc. ........ 198,338
28,000 MGE Energy Inc. .................. 2,058,000
48,000 NextEra Energy Inc. ................ 3,768,960
65,000 NextEra Energy Partners LP .......... 4,898,400
49,000 NiSource Inc. .................... 1,187,270
1,000 NorthWestern Corp. ............... 57,300
57,500 OGE Energy Corp. ................. 1,895,200
11,000 Ormat Technologies Inc. ............ 732,710
260,000 PG&E Corp.† .................... 2,496,000
5,000 PNM Resources Inc. ............... 247,400
30,000 Public Service Enterprise Group Inc. .... 1,827,000
49,000 Shikoku Electric Power Co. Inc. ....... 341,651
45,000 The Chugoku Electric Power Co. Inc. .... 412,013
16,000 The Kansai Electric Power Co. Inc. ..... 156,054
45,000 Tohoku Electric Power Co. Inc. ........ 332,360
39,534,343
Energy and Utilities: Natural Gas  — 1.0%
16,000 APA Corp. ...................... 342,880
195,000 Enterprise Products Partners LP ....... 4,219,800
66,000 Kinder Morgan Inc. ................ 1,104,180
186,000 National Fuel Gas Co. .............. 9,768,720
30,000 National Grid plc .................. 357,573
22,000 National Grid plc, ADR .............. 1,311,860
14,000 ONEOK Inc. ..................... 811,860
38,000 Sempra Energy ................... 4,807,000
30,000 South Jersey Industries Inc. .......... 637,800
42,000 Southwest Gas Holdings Inc. ......... 2,808,960
69,000 UGI Corp. ....................... 2,940,780
29,111,413
Energy and Utilities: Oil  — 2.2%
86,000 Chevron Corp. ................... 8,724,700
129,000 ConocoPhillips ................... 8,742,330
66,112 Devon Energy Corp. ............... 2,347,637
140,000 Eni SpA, ADR .................... 3,745,000
18,300 Enviva Partners LP ................ 989,847
375,000 Equinor ASA, ADR ................ 9,562,500
70,000 Exxon Mobil Corp. ................ 4,117,400
15,700 Hess Corp. ...................... 1,226,327
140,000 Marathon Petroleum Corp. ........... 8,653,400
28,000 Occidental Petroleum Corp. .......... 828,240
1,000 PetroChina Co. Ltd., ADR ............ 46,780
20,000 Petroleo Brasileiro SA, ADR .......... 206,800
52,000 Phillips 66 ...................... 3,641,560
160,000 Repsol SA, ADR .................. 2,092,800
92,000 Royal Dutch Shell plc, Cl. A, ADR ...... 4,100,440
70,000 TotalEnergies SE, ADR .............. 3,355,100
62,380,861
Shares
Market
Value
Energy and Utilities: Services  — 0.4%
300,000 Halliburton Co. ................... $ 6,486,000
80,000 Oceaneering International Inc.† ....... 1,065,600
135,000 Schlumberger NV ................. 4,001,400
11,553,000
Energy and Utilities: Water  — 0.3%
11,000 American States Water Co. ........... 940,720
6,000 American Water Works Co. Inc. ....... 1,014,240
14,000 Essential Utilities Inc. .............. 645,120
191,000 Mueller Water Products Inc., Cl. A ..... 2,907,020
36,000 Severn Trent plc .................. 1,263,107
24,000 SJW Group ..................... 1,585,440
7,500 The York Water Co. ................ 327,600
6,000 United Utilities Group plc, ADR ........ 160,080
8,843,327
Entertainment  — 2.2%
70,000 Discovery Inc., Cl. C† .............. 1,698,900
61,333 Fox Corp., Cl. A ................... 2,460,067
50,000 Fox Corp., Cl. B ................... 1,856,000
96,631 Liberty Media Corp.- Liberty Braves, Cl. A† 2,600,340
60,280 Madison Square Garden Entertainment
Corp.† ....................... 4,380,547
45,000 Madison Square Garden Sports Corp.† .. 8,367,750
19,400 Netflix Inc.† ..................... 11,840,596
16,000 Take-Two Interactive Software Inc.† .... 2,465,120
82,500 The Walt Disney Co.† .............. 13,956,525
100,000 Universal Music Group NV† .......... 2,677,526
60,000 ViacomCBS Inc., Cl. A .............. 2,524,200
190,000 ViacomCBS Inc., Cl. B .............. 7,506,900
155,000 Vivendi SE ...................... 1,957,930
300,000 Wow Unlimited Media Inc.†(a)(b) ...... 225,012
64,517,413
Environmental Services  — 1.9%
188,000 Republic Services Inc. .............. 22,571,280
23,000 Veolia Environnement SA ............ 704,949
97,222 Waste Connections Inc. ............. 12,243,166
131,000 Waste Management Inc. ............ 19,566,160
55,085,555
Equipment and Supplies  — 1.5%
57,000 CIRCOR International Inc.† .......... 1,881,570
20,800 Danaher Corp. ................... 6,332,352
87,500 Flowserve Corp. .................. 3,033,625
143,000 Graco Inc. ...................... 10,005,710
144,000 Mueller Industries Inc. .............. 5,918,400
535,000 RPC Inc.† ...................... 2,600,100
130,000 Sealed Air Corp. .................. 7,122,700
25,800 The L.S. Starrett Co., Cl. A† .......... 322,242
94,000 The Timken Co. ................... 6,149,480
43,366,179

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services  — 17.1%
7,000 Alleghany Corp.† ................. $ 4,370,870
319,108 American Express Co. .............. 53,460,163
86,000 American International Group Inc. ...... 4,720,540
373,000 Bank of America Corp. .............. 15,833,850
55,000 Berkshire Hathaway Inc., Cl. B† ....... 15,011,700
20,400 BlackRock Inc. ................... 17,108,664
75,000 Blackstone Inc. ................... 8,725,500
28,500 Brookfield Asset Management Inc., Cl. A . 1,525,035
196 Brookfield Asset Management Reinsurance
Partners Ltd., Cl. A ............... 10,890
22,000 Cannae Holdings Inc.† .............. 684,420
200,000 Citigroup Inc. .................... 14,036,000
50,000 Cohen & Steers Inc. ............... 4,188,500
19,000 Cullen/Frost Bankers Inc. ............ 2,253,780
9,000 EXOR NV ....................... 760,202
18 Farmers & Merchants Bank of Long Beach 146,250
42,000 Fidelity National Financial Inc. ......... 1,904,280
11,000 Franklin Resources Inc. ............. 326,920
200,000 Graf Acquisition Corp. IV† ........... 1,976,000
20,000 GS Acquisition Holdings Corp. II, Cl. A† . 204,400
60,000 H&R Block Inc. ................... 1,500,000
19,000 HSBC Holdings plc, ADR ............ 496,850
22,249 Interactive Brokers Group Inc., Cl. A .... 1,387,003
155,000 Invesco Ltd. ..................... 3,737,050
100,000 Janus Henderson Group plc .......... 4,133,000
345,417 JPMorgan Chase & Co. ............. 56,541,309
65,000 KeyCorp. ....................... 1,405,300
30,000 Kinnevik AB, Cl. B† ................ 1,059,410
55,000 KKR & Co. Inc. ................... 3,348,400
34,000 M&T Bank Corp. .................. 5,077,560
262,226 Morgan Stanley .................. 25,517,212
3,400 MSCI Inc. ....................... 2,068,356
70,000 National Australia Bank Ltd., ADR ...... 695,800
130,000 Navient Corp. .................... 2,564,900
100,000 New York Community Bancorp Inc. ..... 1,287,000
91,000 Northern Trust Corp. ............... 9,810,710
394,222 Oaktree Specialty Lending Corp. ....... 2,783,207
134,700 PayPal Holdings Inc.† .............. 35,050,287
80,000 Resona Holdings Inc. .............. 322,602
10,000 S&P Global Inc. .................. 4,248,900
90,000 SLM Corp. ...................... 1,584,000
120,000 Spartacus Acquisition Corp., Cl. A† ..... 1,215,600
179,000 State Street Corp. ................. 15,164,880
138,000 T. Rowe Price Group Inc. ............ 27,144,600
620,000 The Bank of New York Mellon Corp. .... 32,140,800
53,100 The Goldman Sachs Group Inc. ....... 20,073,393
92,500 The Hartford Financial Services Group Inc. 6,498,125
167,000 The PNC Financial Services Group Inc. .. 32,671,880
92,500 The Travelers Companies Inc. ......... 14,060,925
32,500 W. R. Berkley Corp. ................ 2,378,350
Shares
Market
Value
564,500 Wells Fargo & Co. ................. $ 26,198,445
3,000 Willis Towers Watson plc ............ 697,380
490,111,198
Food and Beverage  — 10.2%
12,000 Ajinomoto Co. Inc. ................ 356,458
12,500 Brown-Forman Corp., Cl. B .......... 837,625
68,000 Campbell Soup Co. ................ 2,843,080
980,000 China Mengniu Dairy Co. Ltd. ......... 6,313,322
60,500 Chr. Hansen Holding A/S ............ 4,941,776
654,000 Conagra Brands Inc. ............... 22,150,980
8,000 Constellation Brands Inc., Cl. A ........ 1,685,520
158,000 Danone SA ...................... 10,807,290
2,125,000 Davide Campari-Milano NV .......... 29,980,994
90,000 Diageo plc, ADR .................. 17,370,000
70,954 Flowers Foods Inc. ................ 1,676,643
203,000 General Mills Inc. ................. 12,143,460
18,000 Heineken Holding NV ............... 1,568,985
260,000 ITO EN Ltd. ..................... 17,334,112
1,000 JDE Peet's NV ................... 29,885
50,000 Kellogg Co. ..................... 3,196,000
120,000 Keurig Dr Pepper Inc. .............. 4,099,200
330,000 Kikkoman Corp. .................. 26,952,693
20,000 Lamb Weston Holdings Inc. .......... 1,227,400
5,000 Landec Corp.† ................... 46,100
108,000 Maple Leaf Foods Inc. .............. 2,194,789
6,000 McCormick & Co. Inc. .............. 494,280
95,000 Molson Coors Beverage Co., Cl. B ...... 4,406,100
531,000 Mondelēz International Inc., Cl. A ...... 30,893,580
30,000 Morinaga Milk Industry Co. Ltd. ....... 1,886,877
5,015 Nathan's Famous Inc. .............. 306,767
22,000 Nestlé SA ....................... 2,660,443
35,000 Nestlé SA, ADR ................... 4,207,350
130,000 Nissin Foods Holdings Co. Ltd. ........ 10,465,879
66,982 Nomad Foods Ltd.† ................ 1,846,024
76,000 PepsiCo Inc. ..................... 11,431,160
61,000 Pernod Ricard SA ................. 13,474,738
45,000 Post Holdings Inc.† ................ 4,957,200
24,500 Remy Cointreau SA ................ 4,753,579
18,000 Suntory Beverage & Food Ltd. ........ 750,438
278,000 The Coca-Cola Co. ................ 14,586,660
65,000 The Hain Celestial Group Inc.† ........ 2,780,700
24,000 The Kraft Heinz Co. ................ 883,680
25,000 Unilever plc, ADR ................. 1,355,500
237,000 Yakult Honsha Co. Ltd. ............. 12,052,833
291,950,100
Health Care  — 9.8%
30,000 Abbott Laboratories ............... 3,543,900
45,196 AbbVie Inc. ..................... 4,875,293
59,000 AmerisourceBergen Corp. ........... 7,047,550
13,000 Anthem Inc. ..................... 4,846,400
42,486 AstraZeneca plc, ADR .............. 2,551,709

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
130,000 Aurinia Pharmaceuticals Inc.† ........ $ 2,876,900
175,000 Bausch Health Cos. Inc.† ............ 4,873,750
45,000 Baxter International Inc. ............. 3,619,350
22,000 Becton, Dickinson and Co. ........... 5,408,040
1,000 BioMarin Pharmaceutical Inc.† ........ 77,290
6,000 Bio-Rad Laboratories Inc., Cl. A† ...... 4,475,700
150,000 Bristol-Myers Squibb Co. ............ 8,875,500
45,000 Cardiovascular Systems Inc.† ........ 1,477,350
45,000 CareDx Inc.† .................... 2,851,650
25,000 Catalent Inc.† .................... 3,326,750
3,000 Charles River Laboratories International
Inc.† ........................ 1,238,010
10,000 Chemed Corp. ................... 4,651,200
63,000 Cigna Corp. ..................... 12,610,080
35,000 DaVita Inc.† ..................... 4,069,100
65,000 DENTSPLY SIRONA Inc. ............ 3,773,250
46,700 Edwards Lifesciences Corp.† ......... 5,286,907
15,000 eHealth Inc.† .................... 607,500
45,000 Elanco Animal Health Inc.† ........... 1,435,050
43,000 Eli Lilly & Co. .................... 9,935,150
185,000 Evolent Health Inc., Cl. A† ........... 5,735,000
15,000 Gerresheimer AG ................. 1,473,421
34,271 Gilead Sciences Inc. ............... 2,393,830
15,000 GlaxoSmithKline plc, ADR ........... 573,150
42,500 HCA Healthcare Inc. ............... 10,315,600
25,000 Henry Schein Inc.† ................ 1,904,000
10,000 ICU Medical Inc.† ................. 2,333,800
3,400 Illumina Inc.† .................... 1,379,074
9,000 Incyte Corp.† .................... 619,020
35,000 Integer Holdings Corp.† ............. 3,126,900
3,300 Intuitive Surgical Inc.† .............. 3,280,695
108,100 Johnson & Johnson ............... 17,458,150
25,000 Laboratory Corp. of America Holdings† .. 7,036,000
17,500 McKesson Corp. .................. 3,489,150
5,000 Medmix AG† .................... 236,064
73,300 Medtronic plc .................... 9,188,155
203,339 Merck & Co. Inc. .................. 15,272,792
20,000 NeoGenomics Inc.† ................ 964,800
220,000 Option Care Health Inc.† ............ 5,337,200
1,000 Organon & Co. ................... 32,790
42,781 Orthofix Medical Inc.† .............. 1,630,812
73,000 Patterson Cos. Inc. ................ 2,200,220
114,100 Perrigo Co. plc ................... 5,400,353
50,000 Personalis Inc.† .................. 962,000
59,000 PetIQ Inc.† ...................... 1,473,230
407,588 Pfizer Inc. ...................... 17,530,360
38,061 PPD Inc.† ...................... 1,780,874
6,000 Quidel Corp.† .................... 846,900
4,500 Regeneron Pharmaceuticals Inc.† ...... 2,723,310
30,000 Silk Road Medical Inc.† ............. 1,650,900
Shares
Market
Value
15,000 Stryker Corp. .................... $ 3,955,800
125,850 Takeda Pharmaceutical Co. Ltd., ADR ... 2,061,423
500 Teladoc Health Inc.† ............... 63,405
65,000 Tenet Healthcare Corp.† ............. 4,318,600
9,000 The Cooper Companies Inc. .......... 3,719,790
175,000 Trillium Therapeutics Inc.† ........... 3,073,000
5,500 UnitedHealth Group Inc. ............ 2,149,070
12,000 Vertex Pharmaceuticals Inc.† ......... 2,176,680
25,000 Viatris Inc. ...................... 338,750
43,000 Zimmer Biomet Holdings Inc. ......... 6,293,480
105,038 Zoetis Inc. ...................... 20,392,077
281,224,004
Hotels and Gaming  — 0.4%
19,000 Accor SA† ...................... 681,168
80,000 Boyd Gaming Corp.† ............... 5,060,800
20,000 Entain plc† ...................... 573,992
22,000 Las Vegas Sands Corp.† ............ 805,200
400,000 Mandarin Oriental International Ltd.† ... 836,000
64,000 MGM Resorts International .......... 2,761,600
15,000 Ryman Hospitality Properties Inc., REIT† . 1,255,500
5,000 Wyndham Hotels & Resorts Inc. ....... 385,950
12,360,210
Machinery  — 2.5%
21,000 Astec Industries Inc. ............... 1,130,010
140,000 CNH Industrial NV ................. 2,383,884
1,350,000 CNH Industrial NV, New York ......... 22,423,500
66,500 Deere & Co. ..................... 22,282,155
6,000 Otis Worldwide Corp. .............. 493,680
30,312 Twin Disc Inc.† ................... 323,126
192,905 Xylem Inc. ...................... 23,858,491
72,894,846
Metals and Mining  — 1.1%
65,000 Agnico Eagle Mines Ltd. ............ 3,370,250
20,000 Alliance Resource Partners LP ........ 217,400
14,000 Arconic Corp.† ................... 441,560
147,588 Barrick Gold Corp. ................ 2,663,964
8,000 BHP Group Ltd., ADR .............. 428,160
36,000 Franco-Nevada Corp. ............... 4,676,930
195,000 Freeport-McMoRan Inc. ............. 6,343,350
272,000 Newmont Corp. .................. 14,769,600
32,911,214
Paper and Forest Products  — 0.0%
6,000 International Paper Co. ............. 335,520
Publishing  — 0.0%
1,000 Graham Holdings Co., Cl. B .......... 589,160
Real Estate  — 0.3%
14,000 Crown Castle International Corp., REIT .. 2,426,480
5,000 Equinix Inc., REIT ................. 3,950,650

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
85,000 Weyerhaeuser Co., REIT ............ $ 3,023,450
9,400,580
Retail  — 3.6%
24,500 Advance Auto Parts Inc. ............. 5,117,805
114,000 AutoNation Inc.† .................. 13,880,640
2,500 AutoZone Inc.† ................... 4,244,975
19,000 Bassett Furniture Industries Inc. ....... 344,090
24,000 CarMax Inc.† .................... 3,071,040
303,000 CVS Health Corp. ................. 25,712,580
15,000 EVgo Inc.† ...................... 122,250
119,500 Ingles Markets Inc., Cl. A ............ 7,890,585
36,400 Lowe's Companies Inc. ............. 7,384,104
7,500 MSC Industrial Direct Co. Inc., Cl. A .... 601,425
51,100 NIKE Inc., Cl. B ................... 7,421,253
37,500 Rush Enterprises Inc., Cl. B .......... 1,716,375
247,000 Sally Beauty Holdings Inc.† .......... 4,161,950
110,000 Seven & i Holdings Co. Ltd. .......... 5,025,832
50,000 Starbucks Corp. .................. 5,515,500
12,000 The Home Depot Inc. ............... 3,939,120
70,000 Walgreens Boots Alliance Inc. ........ 3,293,500
20,000 Walmart Inc. .................... 2,787,600
102,230,624
Semiconductors  — 1.0%
20,000 Advanced Micro Devices Inc.† ........ 2,058,000
6,600 ASML Holding NV ................. 4,917,726
9,600 KLA Corp. ...................... 3,211,296
5,700 Lam Research Corp. ............... 3,244,155
63,600 NVIDIA Corp. .................... 13,175,376
1,000 NXP Semiconductors NV ............ 195,870
10,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 1,116,500
27,918,923
Specialty Chemicals  — 2.3%
18,000 Air Products and Chemicals Inc. ....... 4,609,980
30,000 Ashland Global Holdings Inc. ......... 2,673,600
10,000 Axalta Coating Systems Ltd.† ......... 291,900
25,000 Dow Inc. ....................... 1,439,000
422,000 DuPont de Nemours Inc. ............ 28,691,780
322,000 Ferro Corp.† ..................... 6,549,480
90,000 GCP Applied Technologies Inc.† ....... 1,972,800
76,000 International Flavors & Fragrances Inc. .. 10,162,720
86,000 Olin Corp. ...................... 4,149,500
8,000 Sensient Technologies Corp. ......... 728,640
116,810 Valvoline Inc. .................... 3,642,136
64,911,536
Telecommunications  — 3.0%
382,000 AT&T Inc. ....................... 10,317,820
178,000 BCE Inc. ........................ 8,910,680
Shares
Market
Value
10,151 Comtech Telecommunications Corp. .... $ 259,967
430,000 Deutsche Telekom AG, ADR .......... 8,664,500
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,801,800
123,000 Loral Space & Communications Inc. .... 5,290,230
45,000 Orange SA, ADR .................. 487,350
50,000 Pharol SGPS SA† ................. 5,305
34,000 Proximus SA .................... 675,040
50,000 Telefonica SA, ADR ................ 235,500
295,000 Telekom Austria AG ................ 2,549,181
23,000 Telenet Group Holding NV ........... 878,122
140,000 Telephone and Data Systems Inc. ...... 2,730,000
110,000 Telstra Corp. Ltd., ADR ............. 1,555,400
270,000 TELUS Corp. .................... 5,929,200
50,000 T-Mobile US Inc.† ................. 6,388,000
150,000 VEON Ltd., ADR† ................. 312,000
493,086 Verizon Communications Inc. ......... 26,631,575
125,000 Vodafone Group plc, ADR ........... 1,931,250
85,552,920
Transportation  — 0.8%
212,000 GATX Corp. ..................... 18,986,720
10,000 Kansas City Southern .............. 2,706,400
21,693,120
Wireless Communications  — 0.1%
92,000 United States Cellular Corp.† ......... 2,933,880
TOTAL COMMON STOCKS ......... 2,777,363,196
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 263,000
PREFERRED STOCKS  — 0.3%
Consumer Services  — 0.2%
50,450 Qurate Retail Inc., 8.000%, 03/15/31 .... 5,456,168
Health Care  — 0.1%
133,681 The Phoenix Companies Inc., 7.450%,
01/15/32 ...................... 2,434,665
2,296 XOMA Corp., Ser. A, 8.625% ......... 60,270
2,494,935
TOTAL PREFERRED STOCKS ........ 7,951,103
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automotive: Parts and Accessories  — 0.0%
123,160 Garrett Motion Inc., Ser. A,
11.000% ..................... 1,016,070

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At September 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $225,012 or 0.01% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(c)  — 0.3%
Energy and Utilities  — 0.2%
124,900 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... $ 6,188,795
Health Care  — 0.1%
25,000 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 3,147,750
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 9,336,545
RIGHTS  — 0.0%
Environmental Services  — 0.0%
23,000 Veolia Environnement SA, expire
10/01/21† ..................... 19,129
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
32,000 Ampco-Pittsburgh Corp., expire 08/01/25† 27,666
Energy and Utilities: Oil  — 0.0%
12,257 Occidental Petroleum Corp., expire
08/03/27† ..................... 145,245
Energy and Utilities: Services  — 0.0%
3,081 Weatherford International plc, expire
12/13/23† ..................... 1,078
Financial Services  — 0.0%
60,000 Spartacus Acquisition Corp., expire
10/31/27† ..................... 96,000
TOTAL WARRANTS .............. 269,989
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.1%
Cable and Satellite  — 0.1%
$ 1,700,000 DISH Network Corp.,
3.375%, 08/15/26 ............... 1,771,400
Computer Software and Services  — 0.0%
350,000 Limelight Networks Inc.,
3.500%, 08/01/25 ............... 305,375
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 2,076,775
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 2.6%
$ 74,528,000 U.S. Treasury Bills,
0.014% to 0.055%††, 10/07/21 to
03/24/22 ...................... $ 74,524,123
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,679,678,709) ............ $ 2,872,819,930
Acquisition
Shares Issuer
Acquisition
Date
Acquisition
Cost
09/30/21
Carrying
Value
Per Share
300,000 Wow Unlimited
Media Inc. ........ 06/5/18 $345,198 $0.7500
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 83.7% $ 2,405,596,146
Europe .............................. 11.3 323,381,820
Japan ............................... 4.5 128,417,822
Asia/Pacific ......................... 0.4 12,911,542
Latin America ....................... 0.1 2,512,600
Total Investments ................... 100.0% $ 2,872,819,930